Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended	60 Months Ended	69 Months Ended	89 Months Ended	91 Months Ended	92 Months Ended	116 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000050453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	21.04%		6.57%						7.03%
C000050454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	26.09%		6.98%						6.83%
C000025543
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	22.79%		12.64%						7.87%
C000025545
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	27.97%		13.06%						7.67%
C000050450
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	24.56%		10.66%						7.40%
C000050451
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	29.78%		11.08%						7.20%
C000025585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	23.15%		(5.17%)						4.30%
C000025587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	28.35%		(4.82%)						4.10%
C000025573
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	20.13%		2.96%						6.71%
C000025575
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	25.17%		3.36%						6.51%
C000235590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	16.72%	13.84%
C000238648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	21.58%	15.19%
C000182038
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	17.70%		2.55%		4.03%
C000182039
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	22.72%		2.95%		4.05%
C000025549
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	9.70%		9.75%						7.28%
C000025551
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	14.21%		10.16%						7.09%
C000040523
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	17.19%		14.05%						7.92%
C000040525
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	22.10%		14.48%						7.73%
C000025531
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	19.62%		16.21%						15.27%
C000025533
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	24.45%		16.65%						15.06%
C000025519
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	5.31%		13.07%						8.98%
C000025521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	9.49%		13.51%						8.78%
C000025537
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	8.92%		13.05%						9.01%
C000025539
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	13.22%		13.48%						8.80%
C000040533
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	13.82%		10.31%						8.85%
C000040535
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	18.61%		10.69%						8.63%
C000040529
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	2.56%		13.93%						8.62%
C000040531
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	6.61%		14.36%						8.42%
C000025525
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	13.05%		14.96%						12.61%
C000025527
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	17.55%		15.40%						12.40%
Without Sales Load [Member] | C000050453
Average Annual Return [Line Items]
Average Annual Return, Percent	28.03%		7.78%						7.63%
Without Sales Load [Member] | C000050454
Average Annual Return [Line Items]
Average Annual Return, Percent	27.09%		6.98%						6.83%
Without Sales Load [Member] | C000050452
Average Annual Return [Line Items]
Average Annual Return, Percent	28.47%		8.17%						8.04%
Without Sales Load [Member] | C000091962
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%		8.06%						7.91%
Without Sales Load [Member] | C000161507
Average Annual Return [Line Items]
Average Annual Return, Percent	28.41%		8.18%						8.04%
Without Sales Load [Member] | C000141554
Average Annual Return [Line Items]
Average Annual Return, Percent	27.68%		7.52%						7.37%
Without Sales Load [Member] | C000201748
Average Annual Return [Line Items]
Average Annual Return, Percent	28.40%		8.17%			5.13%
Without Sales Load [Member] | C000025543
Average Annual Return [Line Items]
Average Annual Return, Percent	29.91%		13.91%						8.48%
Without Sales Load [Member] | C000025545
Average Annual Return [Line Items]
Average Annual Return, Percent	29.02%		13.06%						7.67%
Without Sales Load [Member] | C000025541
Average Annual Return [Line Items]
Average Annual Return, Percent	30.42%		14.33%						8.88%
Without Sales Load [Member] | C000025542
Average Annual Return [Line Items]
Average Annual Return, Percent	29.75%		13.75%						8.33%
Without Sales Load [Member] | C000058972
Average Annual Return [Line Items]
Average Annual Return, Percent	30.25%		14.21%						8.76%
Without Sales Load [Member] | C000161504
Average Annual Return [Line Items]
Average Annual Return, Percent	30.39%		14.34%						8.89%
Without Sales Load [Member] | C000058971
Average Annual Return [Line Items]
Average Annual Return, Percent	29.65%		13.64%						8.21%
Without Sales Load [Member] | C000201740
Average Annual Return [Line Items]
Average Annual Return, Percent	30.42%		14.34%			7.61%
Without Sales Load [Member] | C000050450
Average Annual Return [Line Items]
Average Annual Return, Percent	31.80%		11.92%						8.01%
Without Sales Load [Member] | C000050451
Average Annual Return [Line Items]
Average Annual Return, Percent	30.81%		11.08%						7.20%
Without Sales Load [Member] | C000050449
Average Annual Return [Line Items]
Average Annual Return, Percent	32.15%		12.32%						8.41%
Without Sales Load [Member] | C000091961
Average Annual Return [Line Items]
Average Annual Return, Percent	32.08%		12.19%						8.28%
Without Sales Load [Member] | C000161506
Average Annual Return [Line Items]
Average Annual Return, Percent	32.22%		12.34%						8.45%
Without Sales Load [Member] | C000201747
Average Annual Return [Line Items]
Average Annual Return, Percent	32.24%		12.34%			6.28%
Without Sales Load [Member] | C000025585
Average Annual Return [Line Items]
Average Annual Return, Percent	30.31%		(4.10%)						4.89%
Without Sales Load [Member] | C000025587
Average Annual Return [Line Items]
Average Annual Return, Percent	29.35%		(4.82%)						4.10%
Without Sales Load [Member] | C000025583
Average Annual Return [Line Items]
Average Annual Return, Percent	30.76%		(3.78%)						5.26%
Without Sales Load [Member] | C000141341
Average Annual Return [Line Items]
Average Annual Return, Percent	30.66%		(3.85%)						5.16%
Without Sales Load [Member] | C000198939
Average Annual Return [Line Items]
Average Annual Return, Percent	30.81%		(3.77%)				1.69%
Without Sales Load [Member] | C000201743
Average Annual Return [Line Items]
Average Annual Return, Percent	30.79%		(3.78%)			1.82%
Without Sales Load [Member] | C000025573
Average Annual Return [Line Items]
Average Annual Return, Percent	27.13%		4.13%						7.32%
Without Sales Load [Member] | C000025575
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%		3.36%						6.51%
Without Sales Load [Member] | C000025571
Average Annual Return [Line Items]
Average Annual Return, Percent	27.44%		4.44%						7.68%
Without Sales Load [Member] | C000025572
Average Annual Return [Line Items]
Average Annual Return, Percent	26.87%		3.93%						7.15%
Without Sales Load [Member] | C000091958
Average Annual Return [Line Items]
Average Annual Return, Percent	27.44%		4.39%						7.59%
Without Sales Load [Member] | C000161505
Average Annual Return [Line Items]
Average Annual Return, Percent	27.50%		4.46%						7.71%
Without Sales Load [Member] | C000201742
Average Annual Return [Line Items]
Average Annual Return, Percent	27.49%		4.46%			4.42%
Without Sales Load [Member] | C000235590
Average Annual Return [Line Items]
Average Annual Return, Percent	23.52%	16.07%
Without Sales Load [Member] | C000238648
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%	15.19%
Without Sales Load [Member] | C000238650
Average Annual Return [Line Items]
Average Annual Return, Percent	23.91%	16.46%
Without Sales Load [Member] | C000238649
Average Annual Return [Line Items]
Average Annual Return, Percent	23.80%	16.33%
Without Sales Load [Member] | C000238647
Average Annual Return [Line Items]
Average Annual Return, Percent	23.92%	16.47%
Without Sales Load [Member] | C000238651
Average Annual Return [Line Items]
Average Annual Return, Percent	23.11%	15.76%
Without Sales Load [Member] | C000238646
Average Annual Return [Line Items]
Average Annual Return, Percent	23.94%	16.45%
Without Sales Load [Member] | C000182038
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%		3.72%		4.82%
Without Sales Load [Member] | C000182039
Average Annual Return [Line Items]
Average Annual Return, Percent	23.72%		2.95%		4.05%
Without Sales Load [Member] | C000182040
Average Annual Return [Line Items]
Average Annual Return, Percent	24.99%		4.04%		5.18%
Without Sales Load [Member] | C000182041
Average Annual Return [Line Items]
Average Annual Return, Percent	24.89%		3.97%		5.08%
Without Sales Load [Member] | C000182043
Average Annual Return [Line Items]
Average Annual Return, Percent	25.08%		4.06%		5.19%
Without Sales Load [Member] | C000182042
Average Annual Return [Line Items]
Average Annual Return, Percent	24.29%		3.45%		4.57%
Without Sales Load [Member] | C000203335
Average Annual Return [Line Items]
Average Annual Return, Percent	25.09%		4.07%	4.94%
Without Sales Load [Member] | C000025549
Average Annual Return [Line Items]
Average Annual Return, Percent	16.09%		10.99%						7.89%
Without Sales Load [Member] | C000025551
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%		10.16%						7.09%
Without Sales Load [Member] | C000025547
Average Annual Return [Line Items]
Average Annual Return, Percent	16.44%		11.35%						8.26%
Without Sales Load [Member] | C000025548
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%		10.79%						7.74%
Without Sales Load [Member] | C000091956
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%		11.27%						8.16%
Without Sales Load [Member] | C000169233
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%		11.36%					10.01%
Without Sales Load [Member] | C000201741
Average Annual Return [Line Items]
Average Annual Return, Percent	16.44%		11.36%			8.33%
Without Sales Load [Member] | C000040523
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%		15.34%						8.53%
Without Sales Load [Member] | C000040525
Average Annual Return [Line Items]
Average Annual Return, Percent	23.12%		14.48%						7.73%
Without Sales Load [Member] | C000040526
Average Annual Return [Line Items]
Average Annual Return, Percent	24.41%		15.72%						8.92%
Without Sales Load [Member] | C000058987
Average Annual Return [Line Items]
Average Annual Return, Percent	24.35%		15.62%						8.81%
Without Sales Load [Member] | C000169234
Average Annual Return [Line Items]
Average Annual Return, Percent	24.47%		15.75%					10.65%
Without Sales Load [Member] | C000058986
Average Annual Return [Line Items]
Average Annual Return, Percent	23.72%		15.05%						8.26%
Without Sales Load [Member] | C000201744
Average Annual Return [Line Items]
Average Annual Return, Percent	24.47%		15.75%			9.17%
Without Sales Load [Member] | C000025531
Average Annual Return [Line Items]
Average Annual Return, Percent	26.60%		17.53%						15.93%
Without Sales Load [Member] | C000025533
Average Annual Return [Line Items]
Average Annual Return, Percent	25.63%		16.65%						15.06%
Without Sales Load [Member] | C000025529
Average Annual Return [Line Items]
Average Annual Return, Percent	27.07%		17.96%						16.37%
Without Sales Load [Member] | C000025530
Average Annual Return [Line Items]
Average Annual Return, Percent	26.42%		17.37%						15.79%
Without Sales Load [Member] | C000058968
Average Annual Return [Line Items]
Average Annual Return, Percent	26.93%		17.82%						16.22%
Without Sales Load [Member] | C000158457
Average Annual Return [Line Items]
Average Annual Return, Percent	27.07%		17.97%						16.38%
Without Sales Load [Member] | C000058967
Average Annual Return [Line Items]
Average Annual Return, Percent	26.28%		17.24%						15.64%
Without Sales Load [Member] | C000201738
Average Annual Return [Line Items]
Average Annual Return, Percent	27.09%		17.97%			16.58%
Without Sales Load [Member] | C000025519
Average Annual Return [Line Items]
Average Annual Return, Percent	11.43%		14.36%						9.60%
Without Sales Load [Member] | C000025521
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%		13.51%						8.78%
Without Sales Load [Member] | C000025517
Average Annual Return [Line Items]
Average Annual Return, Percent	11.81%		14.78%						10.01%
Without Sales Load [Member] | C000025518
Average Annual Return [Line Items]
Average Annual Return, Percent	11.24%		14.19%						9.46%
Without Sales Load [Member] | C000058964
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%		14.64%						9.87%
Without Sales Load [Member] | C000158455
Average Annual Return [Line Items]
Average Annual Return, Percent	11.83%		14.78%						10.02%
Without Sales Load [Member] | C000058963
Average Annual Return [Line Items]
Average Annual Return, Percent	11.13%		14.08%						9.32%
Without Sales Load [Member] | C000201736
Average Annual Return [Line Items]
Average Annual Return, Percent	11.83%		14.79%			9.06%
Without Sales Load [Member] | C000025537
Average Annual Return [Line Items]
Average Annual Return, Percent	15.25%		14.34%						9.63%
Without Sales Load [Member] | C000025539
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%		13.48%						8.80%
Without Sales Load [Member] | C000025535
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%		14.74%						10.03%
Without Sales Load [Member] | C000025536
Average Annual Return [Line Items]
Average Annual Return, Percent	15.08%		14.18%						9.49%
Without Sales Load [Member] | C000058970
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%		14.62%						9.90%
Without Sales Load [Member] | C000158458
Average Annual Return [Line Items]
Average Annual Return, Percent	15.67%		14.77%						10.06%
Without Sales Load [Member] | C000058969
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%		14.05%						9.35%
Without Sales Load [Member] | C000201739
Average Annual Return [Line Items]
Average Annual Return, Percent	15.64%		14.76%			8.67%
Without Sales Load [Member] | C000040533
Average Annual Return [Line Items]
Average Annual Return, Percent	20.44%		11.56%						9.46%
Without Sales Load [Member] | C000040535
Average Annual Return [Line Items]
Average Annual Return, Percent	19.61%		10.69%						8.63%
Without Sales Load [Member] | C000040536
Average Annual Return [Line Items]
Average Annual Return, Percent	20.91%		11.97%						9.88%
Without Sales Load [Member] | C000058991
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%		11.85%						9.74%
Without Sales Load [Member] | C000158460
Average Annual Return [Line Items]
Average Annual Return, Percent	20.91%		11.99%						9.89%
Without Sales Load [Member] | C000058990
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%		11.30%						9.20%
Without Sales Load [Member] | C000201746
Average Annual Return [Line Items]
Average Annual Return, Percent	20.97%		11.99%			8.31%
Without Sales Load [Member] | C000040529
Average Annual Return [Line Items]
Average Annual Return, Percent	8.53%		15.23%						9.24%
Without Sales Load [Member] | C000040531
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%		14.36%						8.42%
Without Sales Load [Member] | C000040532
Average Annual Return [Line Items]
Average Annual Return, Percent	8.92%		15.65%						9.65%
Without Sales Load [Member] | C000058989
Average Annual Return [Line Items]
Average Annual Return, Percent	8.80%		15.53%						9.51%
Without Sales Load [Member] | C000158459
Average Annual Return [Line Items]
Average Annual Return, Percent	8.93%		15.66%						9.66%
Without Sales Load [Member] | C000058988
Average Annual Return [Line Items]
Average Annual Return, Percent	8.24%		14.94%						8.96%
Without Sales Load [Member] | C000201745
Average Annual Return [Line Items]
Average Annual Return, Percent	8.93%		15.67%			7.90%
Without Sales Load [Member] | C000025525
Average Annual Return [Line Items]
Average Annual Return, Percent	19.64%		16.26%						13.24%
Without Sales Load [Member] | C000025527
Average Annual Return [Line Items]
Average Annual Return, Percent	18.74%		15.40%						12.40%
Without Sales Load [Member] | C000025523
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%		16.69%						13.67%
Without Sales Load [Member] | C000025524
Average Annual Return [Line Items]
Average Annual Return, Percent	19.48%		16.10%						13.11%
Without Sales Load [Member] | C000058966
Average Annual Return [Line Items]
Average Annual Return, Percent	19.96%		16.55%						13.53%
Without Sales Load [Member] | C000158456
Average Annual Return [Line Items]
Average Annual Return, Percent	20.10%		16.70%						13.68%
Without Sales Load [Member] | C000058965
Average Annual Return [Line Items]
Average Annual Return, Percent	19.35%		15.98%						12.96%
Without Sales Load [Member] | C000201737
Average Annual Return [Line Items]
Average Annual Return, Percent	20.09%		16.70%			13.51%
MSCI EAFE IMI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.26%		11.84%						7.43%
MSCI EAFE IMI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.26%		11.84%						7.43%
MSCI EAFE IMI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.26%		11.84%						7.43%
MSCI EAFE IMI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.26%		11.84%						7.43%
MSCI EAFE IMI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.26%		11.84%						7.43%
MSCI EAFE IMI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.26%		11.84%			6.71%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%			14.80%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%						14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.04%			14.80%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%			14.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%			14.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%						14.07%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%		16.73%			14.36%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%						7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%						7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%						7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%						7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%						7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%						7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%			5.05%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%			7.02%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return, Percent	24.50%		9.06%						7.20%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return, Percent	24.50%		9.06%						7.20%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return, Percent	24.50%		9.06%						7.20%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return, Percent	24.50%		9.06%						7.20%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return, Percent	24.50%		9.06%						7.20%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return, Percent	24.50%		9.06%			4.88%
MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return, Percent	29.05%		(0.52%)						4.13%
MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return, Percent	29.05%		(0.52%)						4.13%
MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return, Percent	29.05%		(0.52%)						4.13%
MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return, Percent	29.05%		(0.52%)						4.13%
MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return, Percent	29.05%		(0.52%)				1.66%
MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return, Percent	29.05%		(0.52%)			2.25%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%						7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%						7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%						7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%						7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%						7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%						7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%			5.05%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent	25.85%	17.58%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent	25.85%	17.58%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent	25.85%	17.58%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent	25.85%	17.58%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent	25.85%	17.58%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent	25.85%	17.58%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent	25.85%	17.58%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%		5.62%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%		5.62%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%		5.62%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%		5.62%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%		5.62%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%		5.62%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent	27.91%		7.45%	6.37%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%					9.11%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%			7.02%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%					9.11%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%						7.48%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	23.03%		12.32%			7.02%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%		19.23%						18.26%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%		19.23%						18.26%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%		19.23%						18.26%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%		19.23%						18.26%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%		19.23%						18.26%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%		19.23%						18.26%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%		19.23%						18.26%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%		19.23%			19.26%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%		14.27%						9.96%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%		14.27%						9.96%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%		14.27%						9.96%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%		14.27%						9.96%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%		14.27%						9.96%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%		14.27%						9.96%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%		14.27%						9.96%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%		14.27%			9.64%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.41%		11.49%						9.35%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.41%		11.49%						9.35%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.41%		11.49%						9.35%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.41%		11.49%						9.35%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.41%		11.49%						9.35%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.41%		11.49%						9.35%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.41%		11.49%						9.35%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.41%		11.49%			7.75%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%		8.93%						9.64%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%		8.93%						9.64%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%		8.93%						9.64%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%		8.93%						9.64%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%		8.93%						9.64%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%		8.93%						9.64%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%		8.93%			8.03%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.87%		13.84%						8.65%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.87%		13.84%						8.65%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.87%		13.84%						8.65%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.87%		13.84%						8.65%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.87%		13.84%						8.65%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.87%		13.84%						8.65%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.87%		13.84%			6.97%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.63%						14.62%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.63%						14.62%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.63%						14.62%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.63%						14.62%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.63%						14.62%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.63%						14.62%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.63%						14.62%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.63%			15.09%